Segments and Geographical Information (Details) - Schedule of Revenues, Gross Profit and Assets for the Operating Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues from external customers	$ 44,179	$ 41,511	$ 33,634
Gross profit	9,209	9,060	6,586
Allocated operating expenses	6,083	6,410	5,370
Unallocated operating expenses	676	721	699
Operating Income (loss)	2,450	1,929	517
Financial expenses	441	647	105
Income before taxes on income	2,009	1,282	412
Tax on income	4	6	(39)
Net Income	2,005	1,276	451
RFID Division [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	13,713	15,318	13,192
Gross profit	3,179	3,778	3,338
Allocated operating expenses	2,150	2,535	2,300
Operating Income (loss)	1,029	1,243	1,038
Intelligent Robotics [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	1,742	961	1,576
Gross profit	185	(159)	(460)
Allocated operating expenses	258	425	573
Operating Income (loss)	(73)	(584)	(1,033)
Supply Chain Solutions [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	28,845	25,232	19,008
Gross profit	5,845	5,441	3,708
Allocated operating expenses	3,675	3,450	2,497
Operating Income (loss)	2,170	1,991	1,211
Intercompany [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	(121)		(142)
Gross profit
Allocated operating expenses
Operating Income (loss)